Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Customer trade receivables	$ 81,968	$ 62,974
Other receivables	14,967	9,092
Income tax receivable	52	475
Due from related parties	74	272
Allowance for doubtful accounts	(6,594)	(5,863)
Accounts receivable, net	$ 90,467	$ 66,950